Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
T-REX 2X Long EOSE Daily Target ETF
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long EOSE Daily Target ETF
Class Name	T-REX 2X Long EOSE Daily Target ETF
Trading Symbol	EOSU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long EOSE Daily Target ETF for the period of January 14, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/eosu/. You can also contact us at (833) 759-6110.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/eosu/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long EOSE Daily Target ETF	$36¹	1.50%²
¹	Costs are for the period of January 14, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 36	[1]
Expense Ratio, Percent	1.50%	[2]
Material Change Date	Mar. 31, 2026
Net Assets	$ 9,171,733
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 61,006
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$9,171,733
Number of Holdings	3
Total Net Advisory Fee	$61,006
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts:	200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]
Portfolio Composition
Cash	89.84%
Money Market Fund	11.34%
Liabilities in Excess of Other Assets	-0.38%
Derivatives	-0.80%

Material Fund Change [Text Block]

Material Changes

Stock Split

On March 31, 2026, the Board of Trustees approved a 1-for-25 reverse stock split for the Fund. The reverse stock split was effectuated after the close of trading on April 14, 2026, and the Fund’s shares began trading on a split-adjusted basis on April 15, 2026. The Creation Unit size remained at 10,000 shares per unit.

T-REX 2X Long RDW Daily Target ETF
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long RDW Daily Target ETF
Class Name	T-REX 2X Long RDW Daily Target ETF
Trading Symbol	RDWU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long RDW Daily Target ETF for the period of January 30, 2026 (inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/rdwu/. You can also contact us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/rdwu/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long RDW Daily Target ETF	$44¹	1.50%²
¹	Costs are for the period of January 30, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 44	[3]
Expense Ratio, Percent	1.50%	[4]
Net Assets	$ 49,357,050
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 144,199
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$49,357,050
Number of Holdings	4
Total Net Advisory Fee	$144,199
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

Market Exposure

Total Return Swap Contracts:	200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]
Portfolio Composition
Cash	68.09%
Derivatives	19.14%
Money Market Fund	9.14%
Other Assets Net of Liabilities	3.63%

T-REX 2X Long APH Daily Target ETF
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long APH Daily Target ETF
Class Name	T-REX 2X Long APH Daily Target ETF
Trading Symbol	APHU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long APH Daily Target ETF for the period of February 18, 2026 (inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/aphu/. You can also contact us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/aphu/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long APH Daily Target ETF	$61¹	1.50%²
¹	Costs are for the period of February 18, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 61	[5]
Expense Ratio, Percent	1.50%	[6]
Net Assets	$ 3,421,349
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 7,666
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$3,421,349
Number of Holdings	2
Total Net Advisory Fee	$7,666
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

Market Exposure

Total Return Swap Contracts:	200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]
Portfolio Composition
Cash	77.37%
Derivatives	13.43%
Money Market Fund	9.03%
Other Assets Net of Liabilities	0.17%

T-REX 2X Long FIGR Daily Target ETF
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long FIGR Daily Target ETF
Class Name	T-REX 2X Long FIGR Daily Target ETF
Trading Symbol	FGRU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long FIGR Daily Target ETF for the period of February 18, 2026 (inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/fgru/. You can also contact us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/fgru/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long FIGR Daily Target ETF	$39¹	1.50%²
¹	Costs are for the period of February 18, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 39	[7]
Expense Ratio, Percent	1.50%	[8]
Net Assets	$ 6,631,202
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 18,326
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$6,631,202
Number of Holdings	2
Total Net Advisory Fee	$18,326
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

Market Exposure

Total Return Swap Contracts:	200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]
Portfolio Composition
Cash	111.26%
Derivatives	9.14%
Money Market Fund	1.60%
Liabilities in Excess of Other Assets	-22.00%

T-REX 2X Long PAAS Daily Target ETF
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long PAAS Daily Target ETF
Class Name	T-REX 2X Long PAAS Daily Target ETF
Trading Symbol	PAAU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long PAAS Daily Target ETF for the period of March 12, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/paau/. You can also contact us at (833) 759-6110.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/paau/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long PAAS Daily Target ETF	$33¹	1.50%²
¹	Costs are for the period of March 12, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 33	[9]
Expense Ratio, Percent	1.50%	[10]
Material Change Date	Jun. 26, 2026
Net Assets	$ 465,666
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 2,285
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$465,666
Number of Holdings	2
Total Net Advisory Fee	$2,285
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts:	200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]
Portfolio Composition
Cash	93.20%
Money Market Fund	10.26%
Derivatives	-1.67%
Liabilities in Excess of Other Assets	-1.79%

Material Fund Change [Text Block]

Material Changes

Fund Liquidation

On June 26, 2026, the Board of Trustees approved a Plan of Liquidation for the Fund. The Fund ceased trading and was closed to purchases on July 10, 2026, and completed its liquidation and termination on July 20, 2026. In preparation for the liquidation, the Advisor liquidated the Fund’s portfolio, resulting in increased cash positions, deviations from the Fund’s stated investment objective and strategies, and the incurrence of liquidation-related expenses.

T-REX 2X Long SNDK Daily Target ETF
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long SNDK Daily Target ETF
Class Name	T-REX 2X Long SNDK Daily Target ETF
Trading Symbol	SNDU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long SNDK Daily Target ETF for the period of March 12, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/sndu/. You can also contact us at (833) 759-6110.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/sndu/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long SNDK Daily Target ETF	$208¹	1.50%²
¹	Costs are for the period of March 12, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 208	[11]
Expense Ratio, Percent	1.50%	[12]
Material Change Date	May 14, 2026
Net Assets	$ 405,300,623
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 538,687
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$405,300,623
Number of Holdings	4
Total Net Advisory Fee	$538,687
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts:	200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]
Portfolio Composition
Cash	84.37%
Derivatives	16.14%
Money Market Fund	2.58%
Liabilities in Excess of Other Assets	-3.09%

Material Fund Change [Text Block]

Material Changes

Stock Split

On May 14, 2026, the Board of Trustees approved a 3-for-1 stock split for the Fund. The stock split was effectuated after the close of trading on June 5, 2026, and the Fund’s shares began trading on a split-adjusted basis on June 8, 2026. The Creation Unit size remained at 10,000 shares per unit.

[1]	Costs are for the period of January 14, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
[2]	Annualized.
[3]	Costs are for the period of January 30, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
[4]	Annualized.
[5]	Costs are for the period of February 18, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
[6]	Annualized.
[7]	Costs are for the period of February 18, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
[8]	Annualized.
[9]	Costs are for the period of March 12, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
[10]	Annualized.
[11]	Costs are for the period of March 12, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
[12]	Annualized.